Summary of Significant Accounting Policies - Additional Information (Detail)		1 Months Ended	3 Months Ended	12 Months Ended
		Aug. 31, 2018	Jan. 26, 2019 USD ($)	Apr. 27, 2019 USD ($) Segment Store	Apr. 28, 2018 USD ($)		Apr. 29, 2017 USD ($)	Apr. 28, 2019 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Number of stores | Store				627
Number of states the company operated | Store				50
Number of operating segments | Segment				2
Short-term, highly liquid instruments purchased with an original maturity Period				3 months
Net property and equipment				$ 256,790,000	$ 255,524,000
Depreciation expense				97,267,000	105,696,000		$ 117,105,000
Capitalized software costs				63,723,000	72,462,000
Impairment losses on other long lived assets				22,067,000	135,435,000		349,000
Goodwill				70,030,000	71,593,000		207,381,000
Unamortizable intangible assets				303,700,000	309,294,000	[1]
Goodwill impairment	[2]				133,612,000
Publishing contracts impairment			$ 5,594,000
Deferred financing fees				6,848,000	4,393,000
Amortization of deferred financing fees				1,970,000	1,953,000		1,950,000
Advertising costs				34,713,000	27,553,000		36,420,000
Costs associated with store closings				1,510,000	474,000		1,434,000
Gift card breakage				42,282,000	43,922,000		35,524,000
ASU 2014-09 | Difference between Revenue Guidance in Effect before and after Topic 606
Summary Of Significant Accounting Policies [Line Items]
Gift card liabilities reclassified amount				(90,147,000)
ASU 2014-09 | Retained Earnings | Difference between Revenue Guidance in Effect before and after Topic 606
Summary Of Significant Accounting Policies [Line Items]
Cumulative effect of adjustment, net of tax				$ 70,044,000
ASU Update 2018-15
Summary Of Significant Accounting Policies [Line Items]
New Accounting Guidance For The Purpose Of Ascertaining Costs Of Implementation Pursuant To Cloud Computing Implementation Services		In August 2018, the FASB issued ASU 2018-15, Intangibles-Goodwill and Other-Internal Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That is a Service Contract. This guidance requires companies to apply the internal-use software guidance in ASC 350-40 to implementation costs incurred in a hosting arrangement that is a service contract to determine whether to capitalize certain implementation costs or expense them as incurred. This guidance is effective for fiscal years, and interim periods within those fiscal years,
Fixtures and Equipment
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives				10 years
Software and Software Development Costs
Summary Of Significant Accounting Policies [Line Items]
Useful Life				3 years
Capitalized software costs				$ 15,496,000	17,572,000
Capitalized Computer Software, Accumulated Amortization				$ 23,409,000	21,807,000		23,584,000
Website Development Costs
Summary Of Significant Accounting Policies [Line Items]
Useful Life				7 years
Goodwill and Unamortizable Intangible Assets
Summary Of Significant Accounting Policies [Line Items]
Assets accounted as a percentage of Company's total assets				21.90%
Minimum | ASU 2016-02 | Subsequent Event [Member]
Summary Of Significant Accounting Policies [Line Items]
Right Of Use Asset,Operating Lease								$ 900,000
Liability Connected With Right Of Use Asset,Operating Lease								900,000
Maximum | ASU 2016-02 | Subsequent Event [Member]
Summary Of Significant Accounting Policies [Line Items]
Right Of Use Asset,Operating Lease								1,100,000
Liability Connected With Right Of Use Asset,Operating Lease								$ 1,100,000
Annual Fee
Summary Of Significant Accounting Policies [Line Items]
Non-refundable, after first 30 days, annual fee				$ 25.00
Selling and Administrative Expenses
Summary Of Significant Accounting Policies [Line Items]
Impairment losses on other long lived assets				$ 16,473,000	1,823,000		$ 349,000
B&N Retail
Summary Of Significant Accounting Policies [Line Items]
Number of stores | Store				627
Goodwill impairment			$ 133,612,000		$ 133,612,000

[1]	See Note 1 for discussion on impairment testing of unamortizable intangible assets.
[2]	See Note 1 for discussion on goodwill impairment testing.